AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 12.3%
Asbury Automotive Group, Inc.*	28,657	$6,837,274
Boot Barn Holdings, Inc.*	40,610	6,793,241
Champion Homes, Inc.*	115,935	10,996,435
First Watch Restaurant Group, Inc.*,1	238,462	3,720,007
Fox Factory Holding Corp.*	61,141	2,537,351
Grand Canyon Education, Inc.*	52,484	7,444,855
La-Z-Boy, Inc.	108,495	4,657,690
Oxford Industries, Inc.[1]	71,851	6,233,793
Patrick Industries, Inc.[1]	61,732	8,788,785
Revolve Group, Inc.*,1	113,456	2,811,440
Texas Roadhouse, Inc.	76,223	13,460,982
Tri Pointe Homes, Inc.*	174,168	7,891,552

Total Consumer Discretionary		82,173,405
Consumer Staples - 2.8%
Central Garden & Pet Co., Class A*	282,105	8,858,097
Utz Brands, Inc.	315,229	5,579,553
The Vita Coco Co., Inc.*,1	160,103	4,532,516

Total Consumer Staples		18,970,166
Energy - 4.4%
ChampionX Corp.	154,898	4,670,175
Chord Energy Corp.	38,645	5,032,738
Magnolia Oil & Gas Corp., Class A1	395,939	9,668,831
Matador Resources Co.	205,684	10,164,903

Total Energy		29,536,647
Financials - 16.6%
Ameris Bancorp	160,805	10,032,624
The Baldwin Insurance Group, Inc.*,1	157,732	7,855,054
Cathay General Bancorp	154,740	6,646,083
Cohen & Steers, Inc.[1]	77,174	7,404,845
Flywire Corp.*	439,808	7,208,453
Glacier Bancorp, Inc.	124,567	5,692,712
Horace Mann Educators Corp.	215,090	7,517,396
Houlihan Lokey, Inc.	62,604	9,892,684
Independent Bank Corp.	86,814	5,133,312
OceanFirst Financial Corp.	329,770	6,130,424
Pacific Premier Bancorp, Inc.	259,083	6,518,528
Perella Weinberg Partners	228,074	4,404,109
Seacoast Banking Corp. of Florida	251,597	6,705,060
Stifel Financial Corp.	129,392	12,149,909
UMB Financial Corp.	76,850	8,077,703

Total Financials		111,368,896
	Shares	Value
Health Care - 18.6%
Agios Pharmaceuticals, Inc.*	89,529	$3,977,773
Arcutis Biotherapeutics, Inc.*,1	298,856	2,779,361
Artivion, Inc.*,1	216,293	5,757,720
AtriCure, Inc.*	184,091	5,161,912
Azenta, Inc.*	83,934	4,065,763
BioCryst Pharmaceuticals, Inc.*	554,942	4,217,559
Crinetics Pharmaceuticals, Inc.*	73,100	3,735,410
Globus Medical, Inc., Class A*	138,442	9,904,141
Halozyme Therapeutics, Inc.*	136,413	7,808,280
HealthEquity, Inc.*	130,003	10,640,746
ICU Medical, Inc.*	27,915	5,086,671
Insmed, Inc.*	114,163	8,333,899
Intra-Cellular Therapies, Inc.*	105,438	7,714,898
Medpace Holdings, Inc.*	21,716	7,248,801
Paragon 28, Inc.*,1	323,420	2,160,446
Phreesia, Inc.*	273,411	6,231,037
Progyny, Inc.*,1	138,863	2,327,344
SpringWorks Therapeutics, Inc.*	113,526	3,637,373
Supernus Pharmaceuticals, Inc.*	222,018	6,922,521
Tandem Diabetes Care, Inc.*	113,400	4,809,294
US Physical Therapy, Inc.[1]	57,691	4,882,389
Veracyte, Inc.*	209,381	7,127,329

Total Health Care		124,530,667
Industrials - 16.2%
Alamo Group, Inc.	18,859	3,397,072
CBIZ, Inc.*	123,861	8,334,607
Chart Industries, Inc.*,1	40,745	5,058,084
Ducommun, Inc.*	58,767	3,868,631
Hillman Solutions Corp.*	585,606	6,183,999
ICF International, Inc.	50,134	8,361,850
ITT, Inc.	72,116	10,782,063
Primoris Services Corp.	170,884	9,924,943
RBC Bearings, Inc.*	41,834	12,524,263
Schneider National, Inc., Class B1	131,870	3,763,570
Shoals Technologies Group, Inc., Class A*	312,792	1,754,763
SPX Technologies, Inc.*	97,285	15,513,066
Sterling Infrastructure, Inc.*	52,648	7,635,013
UFP Industries, Inc.	88,591	11,624,025

Total Industrials		108,725,949
Information Technology - 12.5%
Advanced Energy Industries, Inc.	59,222	6,232,523
Allegro MicroSystems, Inc.*	198,338	4,621,275

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 12.5% (continued)
Appfolio, Inc., Class A*	51,497	$12,122,394
The Descartes Systems Group, Inc. (Canada)*	99,535	10,248,124
Endava PLC, Sponsored ADR (United Kingdom)*	82,569	2,108,812
Intapp, Inc.*	264,556	12,653,714
MACOM Technology Solutions Holdings, Inc.*	112,098	12,472,023
Novanta, Inc.*	66,088	11,824,465
Silicon Laboratories, Inc.*	47,583	5,499,167
Viavi Solutions, Inc.*	676,234	6,099,631

Total Information Technology		83,882,128
Materials - 5.6%
Avient Corp.	218,565	10,998,191
Balchem Corp.	53,428	9,403,328
Minerals Technologies, Inc.	93,156	7,194,438
Silgan Holdings, Inc.	195,004	10,237,710

Total Materials		37,833,667
Real Estate - 5.9%
Agree Realty Corp., REIT [1]	94,893	7,148,290
Independence Realty Trust, Inc., REIT [1]	323,094	6,623,427
National Health Investors, Inc., REIT [1]	80,441	6,761,870
Ryman Hospitality Properties, Inc., REIT	72,052	7,726,856
STAG Industrial, Inc., REIT	291,097	11,378,982

Total Real Estate		39,639,425
	Shares	Value
Utilities - 2.3%
IDACORP, Inc.	60,730	$6,260,656
Northwestern Energy Group, Inc.	159,097	9,103,530

Total Utilities		15,364,186

Total Common Stocks (Cost $450,334,585)		652,025,136

	Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 0.0%#,2
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $219,857 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $224,224)	$219,827	219,827
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $18,336,368 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $18,700,791)	18,334,000	18,334,000

Total Short-Term Investments (Cost $18,553,827)		18,553,827
Total Investments - 100.0% (Cost $468,888,412)		670,578,963
Other Assets, less Liabilities - (0.0)%#		234,654
Net Assets - 100.0%		$670,813,617

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $72,571,586 or 10.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$652,025,136	—	—	$652,025,136
Short-Term Investments
Joint Repurchase Agreements	—	$219,827	—	219,827
Repurchase Agreements	—	18,334,000	—	18,334,000
Total Investments in Securities	$652,025,136	$18,553,827	—	$670,578,963

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$72,571,586	$219,827	$74,345,364	$74,565,191
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.625%	11/14/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.